UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-03074

                         Northeast Investors Growth Fund
               (Exact name of registrant as specified in charter)

                               150 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  David Randall
                               150 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-523-3588

                   Date of fiscal year end: December 31, 2005

                    Date of reporting period: June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Reports to Stockholders.




                                   NORTHEAST
                                   INVESTORS
                                  GROWTH FUND
                                 A NO-LOAD FUND
                               Semi-Annual Report
                              For the Period Ended
                                 June 30, 2005

                                Table of Contents

Letter to Shareholders **********************3
Fund Performance**************************** 5
Investment Sectors ************************* 8
Schedule of Investments ******************** 9
Financial Statements ********************** 12
Financial Highlights ********************** 15
Notes to the Financial Statements***********16
Trustees & Officers ************************19

Dear Fellow Shareholders:
Northeast Investors Growth Fund struggled in the first quarter of 2005, along with the market as a whole. Ground was regained in the second quarter, and for the six-month period ending June 30, 2005 our total return was dead even at 0.00%. During this period the S&P 500 Index was down 0.82%.

The Fund's performance benefited from its over-weight position in the Energy sector. Despite some wild oscillations, the price of oil continued its upward trajectory adding significant value to the Fund's Energy holdings. For example, EnCana Corp., a company that explores for and produces natural gas and crude oil in North America, was purchased at the end of 2004 and added to throughout 2005. EnCana was the strongest performer in this area returning +39% for the six-month period.

The Biotechnology sub-sector of the Health Care area also contributed favorably to the Fund's performance. Two favored investments in this area-Gilead Sciences, Inc. and Genentech, Inc.-did particularly well with Gilead returning +25% and Genentech appreciating an impressive +47%. Genentech's price rose sharply on clinical trial results expanding the market for two of its oncology drugs-Herceptin for breast cancer and Avastin for colon cancer.

As a whole, our Technology holdings performed well with most investments outperforming the S&P 500. The darling of the group was Corning, Inc. with a return of +41% for the six-month period. Our thesis-that Corning would benefit greatly from strong growth in sales of its LCD glass as the market for flat panel televisions increased-proved correct. We anticipate further growth in this company's earnings as sales of flat panel televisions continue to be a growth area within the TV market.

A significant disappointment was the Fund's large position in eBay, Inc., the online auction site, which fell in value by more than 40%. The company missed street estimates early in the year and angered members by raising on-line listing prices. We believe the market over-reacted. The company is well positioned as the dominant on-line auction site within the US and should benefit from increased listings in its international markets. We have added to our holding in the company during the past six months and look forward to a recovery in the price of the stock during the second half of the year.

We are optimistic that the portfolio will continue to perform well for the rest of 2005. Solid gains in corporate profitability have been reported, the Federal Reserve seems close to ending its interest rate tightening, and valuations seem reasonable. These factors have positive implications. We have been working to target areas that will provide the greatest opportunities for future growth. We believe our investments in areas such as Energy, Biotechnology, Consumer Electronics and the Internet, will continue to propel the Fund.

Looking forward, the Fund seems well positioned. We have worked aggressively to rein in our expenses and limit the amount of leverage used. As a result, our expense ratio is lower. Our rating according to MorningstarTM has been upgraded to four stars for the 3, 5, and 10 year period ending June 30, 2005*. We and others in the investment community see "growth stocks" returning to favor in the marketplace and look to benefit from this movement.

I should mention that Gordon Barrett, John Francini and Nancy Mulligan have been working closely with me on the investments in Northeast Investors Growth Fund. They are adding new vigor and insights to the investment process. Like me, they can be contacted with any questions or concerns you might have with your investment in Northeast Investors Growth Fund.

Many newspapers no longer carry the daily closing price of smaller funds like ours. However, you may call here 1-800-225-6704 x444 to get the closing price or, if you are an on-line expert, our symbol is NTHFX and the price is listed daily at www.northeastinvestors.com.

As in the past, please write or call us directly with any questions or comments you might have. Our daily closing price is the bottom line and of continued keen concern to us all.

Yours sincerely,
William A. Oates, Jr.
President
August 11, 2005

* For funds with at least 3-year history, a Morningstar RatingTM is based on a risk-adjustment return measure (including the effects of sales charges, loads, and redemption fees) with emphasis on downward variations and consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. Each share class is counted as a fraction of one fund within this scale and rated separately. Morningstar RatingTM is for retail share class only; other classes may have different performance characteristics. (c)2005 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Average Annual Total Return (unaudited)
One year ended June 30, 2005 *************************************   4.39%
Five years ended June 30, 2005 ************************************ -5.66%
Ten years ended June 30, 2005*************************************   9.70%

Performance Graph
(Ten Years) (unaudited)

The following graph compares the cumulative total shareholder return on the Northeast Investors Growth Fund shares over the ten preceding years to the cumulative total share return on the Standard & Poor's 500 Index. Assuming an investment of $10,000 in both at their closing prices on January 1, 1995 and reinvestment of dividends and capital gains. For management's discussion of the Growth Fund's 2005 performance, including strategies and market conditions which influenced such performance, see the President's letter to shareholders.

Table Omitted

                                                                                                Six Months
                                                                                                Ended
                                                                                                June 30,
                1995    1996    1997    1998    1999    2000    2001    2002    2003    2004    2005
Northeast
Investors
Growth         $13,646 $17,003 $23,342 $31,124 $40,190 $34,178 $28,316 $21,897 $28,113 $30,520 $30,520
Fund

Standard
& Poor's       $13,712 $16,822 $22,390 $28,735 $34,781 $31,616 $27,860 $21,703 $27,927 $30,966 $30,715
500 Index


Returns and Per Share Data


                                                                                    Six Months
                                                                                    Ended
                          Year Ended December 31,                                   June 30,
                                                                                    2005
                   1995  1996  1997  1998  1999   2000   2001     2002  2003  2004  (unaudited)
Net Asset Value    10.59 12.15 15.84 20.47 26.08  20.23  15.43   11.91 15.26 16.52  16.52
Income Dividend     0.07  0.05  0.06  0.05  0.02   0.00   0.00    0.02  0.03  0.05   0.00
Capital Gains Dist  0.44  0.98  0.77  0.55  0.31   2.05   1.44    0.00  0.00  0.00   0.00
NEIG Return (%)    36.46 24.60 37.28 33.34 29.13 -14.96  -17.15 -22.67 28.39  8.56   0.00
S&P 500 Return (%) 37.12 22.68 33.10 28.34 21.04  -9.10  -11.88 -22.10 28.68 10.88  -0.81

Table Omitted

About Your Fund's Expenses (unaudited)
                                Beginning Account Value Ending Account Value Expenses Paid During Period
                                12/31/2004              6/30/2005            12/31/2004 - 6/30/2005
Actual Return
0.00%                           $1,000.00               $1,000.00                     $5.93
Hypothetical
(5% return before expenses)     $1,000.00               $1,018.72                     $6.13

Example:
As a shareholder of the Fund, you incur ongoing costs, including management fees, and other fund expenses. This example is intended to help you understand these expenses of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, 12/31/2004 - 6/30/2005.

Actual Expenses:

The first line of the table above provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Ten Largest Investment Holdings (unaudited)
June 30, 2005

                                                                        Percent
                                                        Market          of Net
                                                        Value           Assets
General Electric Co. ********************************** $5,422,725        4.21%
Corning, Inc. ****************************************** 5,310,090        4.12%
Whole Foods Market, Inc. ******************************* 4,172,813        3.24%
Exxon Mobil Corp. ************************************** 4,027,613        3.13%
Zions Bancorporation *********************************** 4,022,091        3.12%
Wellpoint, Inc. **************************************** 3,718,776        2.89%
Genentech, Inc. **************************************** 3,612,600        2.80%
3M Co. ************************************************* 3,470,400        2.69%
Zimmer Holdings, Inc. ********************************** 3,442,884        2.67%
Eaton Vance Corp. **************************************  3,428,694       2.66%

Summary of Industry Weightings (unaudited)
June 30, 2005

                                                    Northeast
                                Market              Investors            S&P 500
Major Sectors                   Value               Growth Fund          Index
Consumer Discretionary ******** $12,763,085         10.22%               11.70%
Consumer Staples ************** $14,580,988         11.68%               10.60%
Energy************************* $15,032,329         12.04%                8.80%
Financials ******************** $19,690,852         15.76%               20.10%
Health Care ******************* $24,291,199         19.45%               13.20%
Industrials ******************* $14,457,435         11.57%               11.10%
Information Technology ******** $23,451,254         18.77%               15.20%
Materials ********************* $ -                  0.00%                2.90%
Telecommunication Services **** $ -                  0.00%                3.10%
Utilities********************** $ -                  0.00%                3.30%
Cash and other equivalents **** $ 640,051            0.51%                0.00%
                                                   100.00%              100.00%


Schedule of Investments June 30, 2005 (unaudited)

                                        Number          Market          Percent
Common Stock Sector                     of              Value           of Net
Name of Issuer                          Shares          (Note B)        Assets

Consumer Discretionary
-------------------------------------------------------------------------------
Best Buy Co., Inc.*                     26,800          $ 1,837,140
Comcast Corp., Class A^                 61,700            1,892,339
eBay, Inc.^                             53,900            1,779,239
Getty Images, Inc.^                     17,900            1,329,254
Lowes Cos.                              25,000            1,455,500
Starbucks Corp.^                        31,000            1,601,460
Time Warner, Inc.^                      95,500            1,595,805
XM Satellite Radio Holdings, Class A^#  37,800            1,272,348
                                                         ----------
                                                         12,763,085      10.22%

Consumer Staples
-------------------------------------------------------------------------------
Costco Wholesale Corp.                 30,600             1,368,738
CVS Corp.                              64,800             1,883,736
PepsiCo, Inc.                          45,100             2,432,243
Procter & Gamble Co.*                  58,800             3,101,700
United Natural Foods, Inc.^            53,400             1,621,758
Whole Foods Market, Inc.*              35,300             4,172,813
                                                         ----------
                                                         14,580,988      11.68%

Energy
-------------------------------------------------------------------------------
Apache Corp.                           27,900             1,802,340
B P Amoco, PLC                         51,200             3,193,856
Chevron Corp.                          34,100             1,906,872
EnCana Corp.                           56,800             2,248,712
Exxon Mobil Corp.*                     70,082             4,027,613
Schlumberger Ltd                       24,400             1,852,936
                                                         ----------
                                                         15,032,329      12.04%

Financials
-------------------------------------------------------------------------------
American Express Co.                   37,500             1,996,125
Bank of America Corp.*                 67,170             3,063,624
Citigroup, Inc.*                       52,000             2,403,960
Eaton Vance Corp.*                    100,000             3,428,694
Goldman Sachs Group*                   27,900             2,846,358
State Street Corp.                     40,000             1,930,000
Zions Bancorporation*                  54,700             4,022,091
                                                         ----------
                                                         19,690,852      15.76%


Health Care
-------------------------------------------------------------------------------
Amgen, Inc.^                           27,200           $ 1,644,512
Cerner Corp.^#                         25,800             1,753,626
Genentech, Inc.^                       45,000             3,612,600
Gilead Sciences, Inc.^                 58,200             2,560,218
Johnson & Johnson*                     42,900             2,788,500
Kinetic Concepts, Inc.^                12,100               726,000
Medco Health Solutions, Inc.^          48,000             2,561,280
Patterson Cos., Inc.^                  32,900             1,482,803
Wellpoint, Inc.^                       53,400             3,718,776
Zimmer Holdings, Inc.*^                45,200             3,442,884
                                                        -----------
                                                         24,291,199      19.45%

Industrials
-------------------------------------------------------------------------------
3M Co.*                                48,000             3,470,400
Danaher Corp.                          28,800             1,507,392
General Electric Co.*                 156,500             5,422,725
Iron Mountain, Inc.^                   50,075             1,553,326
United Parcel Service, Inc.            36,200             2,503,592
                                                         ----------
                                                         14,457,435      11.57%

Information Technology
-------------------------------------------------------------------------------
American Tower Corp., Class A^#        53,800             1,130,876
Akamai Technologies, Inc.^#            94,000             1,234,220
Analog Devices, Inc.                   28,000             1,044,680
Apple Computer, Inc.^                  67,000             2,466,270
Cisco Systems, Inc.^                   45,000               858,600
Corning, Inc.*^                       319,500             5,310,090
Dell, Inc.*^                           74,100             2,923,986
Google, Inc., Class A^                  7,300             2,147,295
Intel Corp.*                           37,600               978,352
Macromedia, Inc.^                      40,300             1,540,266
Marvell Technology Group Ltd.^         19,300               732,821
Sonus Networks, Inc.^#                160,000               763,200
Texas Instruments, Inc.                34,900               979,643
Yahoo!, Inc.^                          38,700             1,340,955
                                                         ----------
                                                         23,451,254      18.77%

Total Common Stocks (Cost-$100,901,103)                $124,267,142      99.49%

Repurchase Agreement
Investors Bank & Trust Co. Repurchase Agreement,
   2.01% due 7/1/05@                                        546,530
Total Repurchase Agreement (Cost-$546,530)                $ 546,530       0.44%

Cash Equivalents~
BGI Institutional Money Market Fund~ 3.24515%           $ 2,132,768
Freddie Mac~ 3.20797%                                     2,000,000

Total Cash Equivalents (Cost-$4,132,768)                $ 4,132,768       3.31%

Total Investment Portfolio (Cost-$105,580,401)          128,946,440     103.24%
Total Assets and Liabilities                             (4,039,247)     -3.24%
Total Net Assets                                       $124,907,193     100.00%

@ Acquired on June, 30 2005. Collateralized by $573,857 of market value of U.S. Government mortgagebacked securities due through 5/25/27. The maturity value is $546,561.

* All or a portion of this security is pledged to collateralize short-term borrowings
^ Non-income producing security
# All or a portion of this security is currently out on loan
~ Security held as collateral for securities on loan. The rate quotes is the annualized seven-day yield of the fund at period end (See Note I)

Note: Each fiscal quarter-end the Fund is required to file a complete schedule of investments with the Securities and Exchange Commission. The schedules of portfolio holdings for the second and fourth quarters appear in the semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the schedules of portfolio holdings with the SEC on Form N-Q. The Fund makes the information on Forms N-Q available on its website at www.northeastinvestors.com or upon request.

Shareholders may also access and review information and reports of the Fund, including Form N-Q, at the SEC's Public Reference Room in Washington, D.C. You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Fund are available on the SEC's internet site at http://www.sec.gov. and copies may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Public Reference Center of the Securities and Exchange Commission, Washington, D.C. 20549-0102. The Fund's reference number as a registrant under the Investment Company Act of 1940 is 811-3074.

Statement of Assets and Liabilities (unaudited)
June 30, 2005
Assets
Investments-at market value (including securities loaned of $3,972,038)
(cost $105,580,401)                                                $128,946,440
Receivable for investments sold                                         972,668
Dividends receivable                                                     69,981
Other receivables                                                            89
                                                                   ------------
Total Assets                                                        129,989,178

Liabilities
Collateral on securities loaned, at value                             4,132,768
Payable for investments purchased                                       676,461
Payable for shares repurchased                                          126,951
Accrued investment advisory fee                                          60,423
Accrued expenses                                                         85,382
                                                                   ------------
Total Liabilities                                                     5,081,985

Net Assets                                                         $124,907,193
Net Assets Consist of:
Capital paid-in                                                    $106,863,948
Accumulated net realized loss                                        (5,322,794)
Net unrealized appreciation of investments                           23,366,039
                                                                  -------------
Net Assets                                                         $124,907,193

Net Asset Value, offering price and redemption price per share
($124,907,193/7,565,304 shares)                                          $16.52

The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

Six Months Ended June 30, 2005

Investment Income
Dividend income                                                        $701,990
Interest income                                                           5,013
Other income                                                              1,514
                                                                      ---------
Total Income                                                           $708,517

Expenses
Investment advisory fee                                                $368,660
Administrative expenses and salaries                                    196,405
Printing, postage, and stationery                                        46,200
Audit fees                                                               35,125
Legal fees                                                               27,150
Computer and related expenses                                            23,150
Insurance                                                                18,100
Registration and Filing fees                                             18,100
Trustee fees                                                             15,000
Commitment fee                                                           12,375
Telephone expense                                                         9,050
Custodian fees                                                            6,154
Interest fee                                                              1,744
Miscellaneous fees                                                        4,501
                                                                      ---------
Total Expenses                                                         $781,714
                                                                      ---------
Net Investment Income (loss)                                           $(73,197)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from investment transactions                $5,567,907
Change in unrealized appreciation(depreciation) of investments       (5,732,038)
                                                                    -----------
Net gain (loss) on investments                                         (164,131)

Net increase (decrease) in net assets resulting from operations       ($237,328)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

                                                                        Six Months
                                                                        Ended
                                                                        June 30,           Year Ended
                                                                        2005               December 31,
                                                                        (unaudited)        2004
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)                                           $(73,197)           $388,790
Net realized gain (loss) from investment transactions                 5,567,907           6,290,650
Change in unrealized appreciation (depreciation) of investments      (5,732,038)          4,404,129
                                                                     -----------         ----------
        Net Increase (Decrease) in Net Assets
        Resulting from Operations                                      (237,328)         11,083,569
                                                                     -----------         ----------
Distributions to Shareholders From Net Investment Income                  -                (388,373)
From Net Fund Share Transactions                                    (11,093,481)        (16,017,737)
                                                                    ------------        ------------

Total Increase (Decrease) in Net Assets                             (11,330,809)         (5,322,541)

Net Assets:
        Beginning of Period                                         136,238,002         141,560,543
        End of Period                                              $124,907,193        $136,238,002

The accompanying notes are an integral part of the financial statements.


Financial Highlights

                                        Six Months
                                        Ended
                                        June 30,
                                        2005                            Year Ended December 31,
                                       (unaudited)      2004    2003    2002    2001    2000
Per Share Data.
Net Asset Value:
  Beginning of Period                  $16.52           $15.26  $11.91  $15.43  $20.23  $26.08
Income From Investment
  Operations:
Net investment income (loss)            (0.01)            0.04    0.03    0.02   (0.01)  (0.09)
Net realized and unrealized gain
  (loss) on investment                   0.01             1.27    3.35   (3.52)  (3.35)  (3.71)
                                       -------           -----   -----   ------  ------  ------
Total from investment operations          -               1.31    3.38   (3.50)  (3.36)  (3.80)
Less Distributions:
  Net investment income                  0.00            (0.05)  (0.03)  (0.02)   0.00    0.00
  Capital Gain                           0.00             0.00    0.00    0.00   (1.44)  (2.05)
                                       ------            ------  ------  ------  ------  ------
Total Distributions                       -              (0.05)  (0.03)  (0.02)  (1.44)  (2.05)
Net Asset Value:
  End of Period                        $16.52           $16.52  $15.26  $11.91  $15.43  $20.23
                                      -------          -------  ------  ------  ------  ------
Total Return                            0.00%*           8.56%  28.39% -22.67% -17.15% -14.96%

Ratios & Supplemental Data

Net assets end of period (in
thousands)                           $124,907         $136,238 $141,561 $125,986 $187,218 $272,222
Ratio of operating expenses to
average net assets (includes
interest expense)                      1.23%~            1.32%    1.43%    1.31%    1.14%    0.97%
Ratio of interest expense to
average net assets                     0.00%~            0.07%    0.22%    0.21%    0.14%    0.22%
Ratio of net investment income to
average net assets                    -0.11%~            0.29%    0.21%    0.17%   -0.05%   -0.34%
Portfolio turnover rate                  43%*              19%      25%      26%      30%      33%

* Average share method used to calculate per share data
* Not annualized
~ Annualized

Notes to Financial Statements (unaudited)
Note A-Organization

Northeast Investors Growth Fund (the "Fund") is a diversified, no-load, open-end, series-type management investment company registered under the Investment Company Act of 1940, as amended. The Fund presently consists of one portfolio and is organized as a Massachusetts business trust.

The Fund's objective is to produce long term growth for its shareholders.

Note B-Significant Accounting Policies

Significant accounting policies of the Fund are as follows:

Valuation of Investments: Investments in securities traded on national securities exchanges are valued based upon closing prices on the exchanges. Securities traded in the over-the-counter market and listed securities with no sales on the date of valuation are valued at closing bid prices. Repurchase agreements are valued at cost with earned interest included in interest receivable. Other short-term investments, when held by the Fund, are valued at cost plus earned discount or interest which approximates market value.

Securities and other assets for which market quotations are not readily available (including restricted securities, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. The Fund may use fair value pricing for foreign securities if a material event occurs that may affect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Fund prices its portfolio, generally at 4:00 p.m. ET. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. At June 30, 2005 there were no securities priced at fair value as determined in good faith.

Security Transactions: Investment security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Federal Income Taxes: No provision for federal income taxes is necessary since the Fund has elected to qualify under subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

State Income Taxes: Because the Fund has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryovers and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. The Fund's distributions and dividend income are recorded on the ex-dividend date. Interest income, which consists of interest from repurchase agreements, is accrued as earned.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (unaudited) (continued)

Note C-Investment Advisory and Service Contract

The Fund has its investment advisory and service contract with Northeast Management & Research Company, Inc. (the "Advisor"). Under the contract, the Fund pays the Advisor an annual fee at a maximum rate of 1% of the first $10,000,000 of the Fund's average daily net assets, 3/4 of 1% of the next $20,000,000 and 1/2 of 1% of the average daily net assets in excess of $30,000,000, in monthly installments on the basis of the average daily net assets during the month preceding payment. All trustees except Messrs. John C. Emery, Michael Baldwin, and F. Washington Jarvis are officers or directors of the Advisor. The compensation of all disinterested trustees of the Fund is borne by the Fund.

Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund's organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

The Fund pays expenses, including the salaries of employees engaged in the following activities, related to its role as transfer, dividend paying and shareholder servicing agent.

Note D-Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments, other than short-term securities, aggregated $55,570,321 and $61,138,229, respectively, for the six months ended June 30, 2005.

Note E-Shares of Beneficial Interest

At June 30, 2005, there was an unlimited number of shares of beneficial interest authorized with no par value. Transactions in shares of beneficial interest were as follows:

                                               June 30, 2005          December 31, 2004
                                          Shares        Amount    Shares           Amount
Shares sold                              198,372   $ 3,215,747   286,607      $ 4,460,343
Shares issued to shareholders in
reinvestment of distributions
from net investment income
and realized gains from
security transactions                          0   $ 0            20,568        $ 338,969
                                        --------  ------------   -------     ------------
                                         198,372   $ 3,215,747   307,175      $ 4,799,312

Shares repurchased                      (883,085) $(14,309,228) (1,335,365)  $(20,817,049)
                                        --------  ------------  -----------  -------------
Net increase                            (684,713) $(11,093,481) (1,028,190)  $(16,017,737)

Note F-Repurchase Agreement

On a daily basis, the Fund invests any cash balances into repurchase agreements hypothecated by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Notes to Financial Statements (unaudited) (continued)

Note G-Committed Line of Credit

Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At June 30, 2005, the Fund had unused lines of credit amounting to $25,000,000 and there was no outstanding balance. In addition the Fund pays a commitment fee of 0.10% per annum, payable at the end of each quarter based on the unused portion of the line of credit. The committed lines of credit may be terminated at the bank's option at their annual renewal dates.

The following information relates to aggregate short-term borrowings during the six months ended June 30, 2005:

Average amount outstanding (total of daily outstanding principal balances
divided by number of days during the period)                            $78,972
Weighted average interest rate (actual interest expense on short-term borrowing
divided by average short-term borrowings outstanding)                     1.17%

Note H-Additional Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2003 and 2004 were $279,662 and $388,373 respectively, and were classified as ordinary income.

At June 30, the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:
                                                                        2004
Tax cost                                                        $101,447,633
Gross unrealized gain                                             24,494,337
Gross unrealized loss                                             (1,128,298)
                                                                -------------
        Net unrealized security gain (loss)                     $ 23,366,039

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

Note I-Securities Lending

The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 102% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At June 30, 2005, the value of securities loaned and the value of collateral was $3,972,038 and $4,132,768, respectively. During the six months ended June 30, 2005, income from securities lending amounted to $296.

Trustees & Officers

The Trustees of Northeast Investors Growth Fund are William A. Oates, Jr., Ernest E. Monrad, Robert B. Minturn, John C. Emery, Michael Baldwin, and F. Washington Jarvis. Under Massachusetts Law, the Trustees are generally responsible for protecting the interests of the shareholders by overseeing the operation and management of the Fund. The table below provides certain information about the Fund's Trustees and Officers. The mailing address for the Trustees and Officers of the Fund is 150 Federal Street, Boston, MA 02110-1745.

The Fund's Statement of Additional Information (SAI) contains additional information about the Trustees. To request a free copy, call the Fund at 800-225-6704 or visit our website at www.northeastinvestors.com.

                                                                                        Principal Occupation(s)/Other
                                                                                        Directorships During the Past Five
Name/Age/Service*                                 Position                              Years
                                Affiliated Trustees and Fund Officers

Williams A. Oates, Jr.          Trustee and President                                   Trustee and President Northeast
Age: 63                                                                                 Investors Growth Fund; President and
Years of Service: 24                                                                    Director of Northeast Investment
                                                                                        Management, Inc.; President of
                                                                                        Northeast Investors Trust until 6/30/05.

Ernest E. Monrad                Trustee                                                 Trustee of Northeast Investors Trust;
Age: 75                                                                                 Director of New America High
Years of Service: 24                                                                    Income Fund, Inc.; Trustee of
                                                                                        Century Shares Trust and Century
                                                                                        Small Cap Select until 7/31/05;
                                                                                        Officer and Director of Northeast
                                                                                        Investment Management, Inc.

Gordon C. Barrett               Senior Vice President and                               Executive Vice President and Chief
Age: 48                         Chief Financial Officer                                 Financial Officer of Northeast
Years of Service: 11                                                                    Investors Trust, Officer of Northeast
                                                                                        Investors Growth Fund, and Officer
                                                                                        of Northeast Investment
                                                                                        Management, Inc.

Robert B. Minturn               Trustee, Clerk, Vice                                    Clerk, Vice President, and Chief
Age: 66                         President, and Chief                                    Legal Officer of Northeast Investors
Years of Service: 24            Legal Officer                                           Trust (Trustee until 6/30/05); Officer
                                                                                        and Director of Northeast Investment
                                                                                        Management, Inc.
                                Independent Trustees

John C. Emery                   Trustee                                                 Partner, Law Firm of Sullivan &
Age: 74                                                                                 Worcester
Years of Service: 24

Michael Baldwin                 Trustee                                                 Partner, Baldwin Brothers,
Age: 64                                                                                 Registered Investment Advisor
Years of Service: 5

F. Washington Jarvis            Trustee                                                 Retired; Headmaster at Roxbury
Age: 66                                                                                 Latin School until June 30, 2004
Years of Service: 1

* The Trustees serve until their resignation or the appointment of a successor and the officers serve at the pleasure of the Trustees.


Trustees
William A. Oates, Jr.                                   John C. Emery
Ernest E. Monrad                                        Michael Baldwin
Robert B. Minturn                                       F. Washington Jarvis



Officers
William A. Oates, Jr., President
Gordon C. Barrett, Senior Vice President & Chief Financial Officer Ernest E. Monrad, Assistant Treasurer
Robert B. Minturn, Vice President, Clerk & Chief Legal Officer
Richard J. Semple, Vice President & Chief Compliance Officer
Bruce H. Monrad, Vice President
David A. Randall, Vice President

Investment Advisor
Northeast Management & Research Company, Inc.
150 Federal Street
Boston, Massachusetts 02110

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02205

Legal Counsel
Mintz, Levin, Cohn, Ferris, Glovsky
and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02111

Transfer Agent
Northeast Investors Growth Fund
150 Federal Street
Boston, Massachusetts 02110

This report is prepared for the information of the shareholders of Northeast Investors Growth Fund and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Fund shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Fund's future performance, and that the Fund's investments are subject to market risks.

For a free copy of the Fund's proxy voting guidelines and proxy voting record visit www.northeastinvestors.com/growth/proxypolicy.stm, call 1-800-225-6704 or visit the Securities and Exchange Commission (SEC)'s website at www.sec.gov.

Shares of the Fund are sold to investors at net asset value by

                         Northeast Investors Growth Fund
                               150 Federal Street
                           Boston, Massachusetts 02110
                            800-225-6704 617-523-3588
                           www.northeastinvestors.com

The share price for Northeast Investors Growth Fund is quoted daily in the Mutual Funds section of most major newspapers under several abbreviations including: NE Inv GR, NE Investor.


Item 2. Code of Ethics.

Not applicable for semi-annual report.



Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.



Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.



Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.


Item 6. Schedule of Investments

Included as part of Item 1 above.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.


Item 9. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures for the submission of nominees for Trustee.


Item 11. Controls and Procedures.

(a) The registrant's principal executive and financial officers, after evaluating the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended), have concluded that, based on such evaluation, the registrant's disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits.

(a) 99.CERT Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) 99.906CERT A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Growth Fund

By (Signature and Title)
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: September 7, 2005


By (Signature and Title)
                                    Gordon C. Barrett
                                    Chief Financial Officer
                                    (principal financial officer)

Date: September 7, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: September 7, 2005


By (Signature and Title)
                                    Gordon C. Barrett
                                    Chief Financial Officer
                                    (principal financial officer)

Date: September 7, 2005



                                 Exhibit 99.CERT

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, William A. Oates, Jr., certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Growth Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: September 7, 2005
                                            William A. Oates, Jr.
                                            President
                                            (principal executive officer)





Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1.       I have reviewed this report on Form N-CSR of Northeast Investors Growth
Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: September 7, 2005
                                            Gordon C. Barrett
                                            Chief Financial Officer
                                            (principal financial officer)



                               Exhibit 99.906CERT

         Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (subsections (a) and (b) of section 1350, chapter 63 of title 18, United States Code), each of the undersigned officers of Northeast Investors Growth Fund, a Massachusetts business trust (the "Registrant"), does hereby certify, to such officer's knowledge, that:

The report on Form N-CSR for the period ended June 30, 2004 of the Company (the "Form N-CSR") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, and the information contained in the N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.



Dated:  September 7, 2005
                                            William A. Oates, Jr.
                                            President
                                            (Principal Executive Officer)


Dated:  September 7, 2005
                                            Gordon C. Barrett
                                            Chief Financial Officer
                                            (Principal Financial Officer)

The foregoing certification is being furnished solely pursuant to section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as a separate disclosure document.

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.